SHARE-BASED COMPENSATION - Narrative (Details) € / shares in Units, € in Millions	1 Months Ended		12 Months Ended
	May 31, 2021 shares	Jul. 31, 2020 shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares
Share Based Payment Plans [line items]
Expense from share-based payment transactions with employees | €			€ 15	€ 15	€ 16
Antidilutive securities (in shares)				6,402,289
PSUs
Share Based Payment Plans [line items]
Share based compensation, vesting period			3 years
Total shareholder return (TSR) percentage achieved	182.90%	186.80%
Potential additional shares granted (in shares)	1,161,718	1,458,985
Share price at grant date (in EUR per share) | € / shares			€ 13.90	€ 4.64
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier			0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier			200.00%
RSUs
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)			534,499	910,047
RSUs | Certain Employees And Chief Financial Officer
Share Based Payment Plans [line items]
Vesting period on the grant date			3 years
Share price at grant date (in EUR per share) | € / shares			€ 13.90
RSUs | Board Members
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)			0	0	2